Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of inventory [abstract]
Schedule of Inventories

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Raw Materials	11,705	11,834
Work-in-progress	968	2,782
Finished goods	6,223	20,445
Less: Allowance for inventories obsolescence	(1,741)	(2,515)
Total inventories, net	17,155	32,546